Reinsurance - Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Life Insurance in Force
Direct earned premiums	$ 195.7	$ 363.8	$ 750.4
Premiums assumed	3.0	3.9	4.6
Premiums ceded	(194.1)	(362.6)	(750.2)
Net earned premiums	4.6	5.1	4.8
Direct policyholder benefits	525.1	649.0	763.3
Policyholder benefits assumed	13.5	12.6	14.4
Policyholder benefits ceded	(482.2)	(605.0)	(714.6)
Net policyholder benefits	56.4	56.6	63.1
Long Duration
Life Insurance in Force
Direct earned premiums	141.2	150.2	182.2
Premiums assumed	3.0	2.6	3.2
Premiums ceded	(139.6)	(148.4)	(180.6)
Net earned premiums	4.6	4.4	4.8
Direct policyholder benefits	459.0	505.0	399.6
Policyholder benefits assumed	13.4	12.7	14.4
Policyholder benefits ceded	(416.1)	(461.3)	(350.9)
Net policyholder benefits	56.3	56.4	63.1
Short Duration
Life Insurance in Force
Direct earned premiums	54.5	213.6	568.2
Premiums assumed	0.0	1.3	1.4
Premiums ceded	(54.5)	(214.2)	(569.6)
Net earned premiums	0.0	0.7	0.0
Direct policyholder benefits	66.1	144.0	363.7
Policyholder benefits assumed	0.1	(0.1)	0.0
Policyholder benefits ceded	(66.1)	(143.7)	(363.7)
Net policyholder benefits	$ 0.1	$ 0.2	$ 0.0